Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 713	$ 771	$ 1,532	$ 1,545	$ 121
2020			1,394
2021			1,043
2022			1,043
2023			1,043
2024			959
Intangible assets, net			$ 5,482	$ 7,014